Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BLUE CHIP INVESTOR FUNDS
Entity Central Index Key	0001162127
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Blue Chip Investor Fund
Shareholder Report [Line Items]
Fund Name	Blue Chip Investor Fund
Class Name	Blue Chip Investor Fund
Trading Symbol	BCIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Blue Chip Investor Fund ("Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.bcifx.com/literature. You can also request this information by contacting us at 1-877-673-3119.
Additional Information Phone Number	1-877-673-3119
Additional Information Website	https://www.bcifx.com/literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Blue Chip Investor Fund	$50	1.00%[1]

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	One Year	Five Years	Ten Years
Blue Chip Investor Fund	9.64%	14.34%	8.26%
S&P 500	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Net Assets	$ 42,143,722
Holdings Count | shares	16
Advisory Fees Paid, Amount	$ 126,189
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$42,143,722
Number of Portfolio Holdings	16
Portfolio Turnover Rate (%)	0%
Total Advisory Fees Paid ($)	$126,189
Total Advisory Fees Before Waiver ($)	$204,412

Holdings [Text Block]
What did the Fund invest in?
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	25.94%
AerCap Holdings N.V.	10.22%
Alphabet Inc. - Class C	9.26%
Markel Group, Inc.	8.29%
Brookfield Corporation - Class A	7.94%
LKQ Corporation	5.44%
The Walt Disney Company	5.00%
First Citizens BancShares, Inc. - Class A	4.64%
Goldman Sachs Financial Square Government Fund Institutional Class	4.10%
CarMax, Inc.	3.83%
Sectors (% of Net Assets)

*	Net Assets represent cash equivalents and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Ten Holdings (% of Net Assets)

Berkshire Hathaway Inc. - Class A	25.94%
AerCap Holdings N.V.	10.22%
Alphabet Inc. - Class C	9.26%
Markel Group, Inc.	8.29%
Brookfield Corporation - Class A	7.94%
LKQ Corporation	5.44%
The Walt Disney Company	5.00%
First Citizens BancShares, Inc. - Class A	4.64%
Goldman Sachs Financial Square Government Fund Institutional Class	4.10%
CarMax, Inc.	3.83%